Leases - Summary of Lease, Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 205	$ 232	$ 549	$ 786	$ 989	$ 1,199
Variable lease costs					0	0
Short-term lease costs	6	14	26	38	46	88
Lease, Cost	$ 211	$ 246	$ 575	$ 824	$ 1,035	$ 1,287